UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      2/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      303,673
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     2904   306941 SH       SOLE                 306941      0    0
Aegean Marine Petroleum Inc    COM            y0017s102     7893  1934660 SH       SOLE                1934660      0    0
Allied World Assurance Ltd     COM            h01531104    11635   184894 SH       SOLE                 184894      0    0
AmeriServ Financial Inc        COM            03074a102     1642   842255 SH       SOLE                 842255      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     8335   287806 SH       SOLE                 287806      0    0
Brown Shoe Company             COM            115736100     9404  1056640 SH       SOLE                1056640      0    0
CNA Financial Corp             COM            126117100    10862   406067 SH       SOLE                 406067      0    0
Canadian Solar Inc             COM            136635109     3949  1484487 SH       SOLE                1484487      0    0
Celestica Inc                  COM            15101q108     6673   910309 SH       SOLE                 910309      0    0
Charming Shoppes Inc           COM            161133103    15134  3088612 SH       SOLE                3088612      0    0
Chiquita Brands Intl Inc       COM            170032809     7423   889999 SH       SOLE                 889999      0    0
Dean Foods Company             COM            242370104     8823   787802 SH       SOLE                 787802      0    0
Dole Food Company Inc          COM            256603101     9073  1048909 SH       SOLE                1048909      0    0
Flexsteel Industries Inc       COM            339382103     4409   318578 SH       SOLE                 318578      0    0
GameStop Corp                  COM            36467w109     9673   400890 SH       SOLE                 400890      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     6742   997380 SH       SOLE                 997380      0    0
General Cable Corporation      COM            369300108     6668   266612 SH       SOLE                 266612      0    0
Goodyear Tire & Rubber Co      COM            382550101    10912   770073 SH       SOLE                 770073      0    0
Group 1 Automotive Inc         COM            398905109    13466   259963 SH       SOLE                 259963      0    0
Hawaiian Holdings Inc          COM            419879101     5402   931417 SH       SOLE                 931417      0    0
Ingram Micro Inc               COM            457153104     7887   433592 SH       SOLE                 433592      0    0
Jones Group Inc                COM            48020t101     8437   799719 SH       SOLE                 799719      0    0
Meritor Inc                    COM            59001k100     7567  1422342 SH       SOLE                1422342      0    0
Navistar Intl Corp             COM            63934E108     8488   224064 SH       SOLE                 224064      0    0
OfficeMax Incorporated         COM            67622p101     7897  1739506 SH       SOLE                1739506      0    0
PHH Corporation                COM            693320202     8612   804850 SH       SOLE                 804850      0    0
PolyOne Corporation            COM            73179p106     6240   540264 SH       SOLE                 540264      0    0
RadioShack Corporation         COM            750438103     8116   835850 SH       SOLE                 835850      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     6197   250180 SH       SOLE                 250180      0    0
SUPERVALU INC                  COM            868536103    10317  1270521 SH       SOLE                1270521      0    0
Sanmina-SCI Corp               COM            800907206     9623  1033587 SH       SOLE                1033587      0    0
Sonic Automotive Inc           COM            83545g102    10441   705004 SH       SOLE                 705004      0    0
Star Bulk Carriers Corp        COM            y8162k105     2223  2497510 SH       SOLE                2497510      0    0
Stewart Information Services C COM            860372101     7820   677048 SH       SOLE                 677048      0    0
Tesoro Corporation             COM            881609101     9838   421133 SH       SOLE                 421133      0    0
The Hanover Insurance Group In COM            410867105     6940   198560 SH       SOLE                 198560      0    0
Valero Energy Corp             COM            91913y100     7118   338154 SH       SOLE                 338154      0    0
Virco Mfg Corp                 COM            927651109     1004   623324 SH       SOLE                 623324      0    0
Whirlpool Corp                 COM            963320106     7886   166200 SH       SOLE                 166200      0    0


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